SEGMENT INFORMATION - Reconciliation of Adjusted EBITDA to Profit (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 14, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [abstract]
Total Adjusted EBITDA		$ 649	$ 515	$ 538
Adjustments to reconcile Total Adjusted EBITDA to Profit before tax
Depreciation		(140)	(118)	(127)
Amortization charge for the year		(65)	(45)	(49)
Impairment, net		(8)	(3)	(1)
(Loss) / gain on disposal of non-current assets		0	(1)	2
Listing expense	$ (162)	(162)	0	0
Finance costs		(75)	(82)	(82)
Other income		12	40	35
Other non-operating gain / (loss), net		0	2	(8)
Foreign exchange (loss) / gain, net		(13)	39	38
Profit before tax		$ 198	$ 347	$ 346